Long-term debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Term loan facility	Maturity date	Interest rate	June 30, 2025	December 31, 2024
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$4,882	$6,837
Current portion			3,905	3,905
Long-term portion			977	2,932
Term loan facilities, net of debt issuance costs			$4,882	$6,837

Schedule of Maturities of Long-term Debt	The principal repayment schedule of long-term debt is as follows as at June 30, 2025:

Term loan facility
Remainder of 2025	$1,953
2026	2,929
$4,882